Note 8 - Leases - Future Minimum Lease Payments to be Received (Details)	Sep. 30, 2025 USD ($)
Leases [Abstract]
Lessor, Operating Lease, Payment to be Received, Next Rolling 12 Months	$ 1,725,506
Lessor, Operating Lease, Payment to be Received, Rolling Year Two	2,710,525
Lessor, Operating Lease, Payment to be Received, Rolling Year Three	879,112
Lessor, Operating Lease, Payment to be Received, Rolling Year Four	894,416
Lessor, Operating Lease, Payment to be Received, Rolling Year Five	913,319
Lessor, Operating Lease, Payment to be Received, after Rolling Year Five	3,251,053
[custom:TotalFutureMinimumLeasePaymentsDue-0]	$ 10,373,932